UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864
Exact name of registrant as specified in charter:	JennisonDryden Portfolios
Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102
Registrant’s telephone number, including area code:	800-225-1852
Date of fiscal year end:	8/31/2009
Date of reporting period:	5/31/2009

Item 1.	Schedule of Investments

Jennison Value Fund

Schedule of Investments

as of May 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.2%
COMMON STOCKS 96.0%

Auto Components 1.1%
638,900	Goodyear Tire & Rubber Co. (The)(a)(b)	$7,315,405

Capital Markets 7.2%
333,762	Bank of New York Mellon Corp. (The)	9,271,908
122,400	Goldman Sachs Group, Inc. (The)	17,695,368
344,600	Morgan Stanley (b)	10,448,272
682,200	TD Ameritrade Holding Corp.(a)(b)	11,624,688

		49,040,236

Chemicals 1.1%
443,200	Dow Chemical Co. (The)	7,835,776

Commercial Services & Supplies 1.9%
463,660	Waste Management, Inc.	12,792,379

Communications Equipment 1.2%
186,300	QUALCOMM, Inc.	8,120,817

Consumer Finance 1.1%
1,147,700	SLM Corp.(a)(b)	7,586,297

Diversified Consumer Services 2.9%
292,500	Career Education Corp.(a)(b)	5,873,400
937,300	H&R Block, Inc.	13,684,580

		19,557,980

Diversified Financial Services 0.5%
322,100	Bank of America Corp.	3,630,067

Electric Utilities 1.7%
101,100	American Electric Power Co., Inc.	2,662,974
119,600	Entergy Corp.	8,924,552

		11,587,526

Food & Staples Retailing 6.6%
543,800	CVS Caremark Corp.	16,205,240
749,800	Kroger Co. (The)	17,095,440
229,600	Wal-Mart Stores, Inc.	11,420,304

		44,720,984

Food Products 5.4%
375,364	Cadbury PLC, ADR (United Kingdom)	13,175,276
784,700	ConAgra Foods, Inc.	14,587,573
687,700	Tyson Foods, Inc. (Class A)(b)	9,160,164

		36,923,013

Healthcare Providers & Services 4.9%
365,100	Aetna, Inc.	9,777,378
466,800	Omnicare, Inc.	12,617,604
149,000	UnitedHealth Group, Inc.	3,963,400
146,700	WellPoint, Inc.(a)	6,831,819

		33,190,201

Household Products 2.3%
298,089	Kimberly-Clark Corp.	15,467,838

Independent Power Producers & Energy Traders 2.2%
665,600	NRG Energy, Inc.(a)(b)	14,976,000

Insurance 4.1%
377,400	Axis Capital Holdings Ltd.	9,012,312
2,222	Berkshire Hathaway, Inc (Class B)(a)	6,603,784
170,800	Travelers Cos., Inc. (The)	6,944,728
516,400	XL Capital Ltd. (Class A)(b)	5,225,968

		27,786,792

Internet & Catalog Retail 1.2%
1,071,070	Ticketmaster Entertainment, Inc.(a)	8,332,925

Internet Software & Services 3.3%
15,800	Google, Inc. (Class A)(a)	6,592,234
972,050	IAC/InterActiveCorp (a)	15,708,328

		22,300,562

Media 6.8%
861,400	Comcast Corp. (Class A)	11,861,478
622,900	Discovery Communications, Inc. (Class A)(a)	13,984,105
805,812	Liberty Global, Inc. (Series C)(a)(b)	11,023,508
300,900	Time Warner Cable, Inc.	9,264,711

		46,133,802

Multi-Utilities 2.1%
322,000	Sempra Energy	14,708,960

Office Electronics 0.6%
653,500	Xerox Corp.	4,443,800

Oil, Gas & Consumable Fuels 18.5%
133,800	Apache Corp.	11,273,988
184,400	Canadian Natural Resources Ltd.	11,019,744
502,300	Chesapeake Energy Corp.	11,382,118
146,500	EOG Resources, Inc.	10,722,335
116,500	Hess Corp.	7,757,735
86,600	Noble Energy, Inc.	5,150,968
212,900	Occidental Petroleum Corp.	14,287,719

301,500	Petroleo Brasileiro SA, ADR (Brazil)	13,275,045
243,300	Suncor Energy, Inc.(b)	8,615,253
236,629	Trident Resources Corp., Private (Canada) (cost $9,942,621; purchased 3/11/05-1/5/06)(a)(f)(g)	—
817,900	Williams Cos., Inc. (The)	13,724,362
439,200	XTO Energy, Inc.	18,784,585

		125,993,852

Pharmaceuticals 5.2%
208,400	Abbott Laboratories	9,390,504
806,000	Mylan, Inc.(a)(b)	10,647,260
228,000	Shire PLC, ADR (United Kingdom)(b)	9,507,600
135,100	Wyeth	6,060,586

		35,605,950

Semiconductors & Semiconductor Equipment 1.5%
873,700	Marvell Technology Group Ltd.(a)	9,986,391
964,400	Spansion, Inc. (Class A)(a)(b)	77,152

		10,063,543

Software 8.2%
1,053,000	CA, Inc.	18,374,850
400,200	Check Point Software Technologies Ltd. (a)(b)	9,344,670
250,300	Microsoft Corp.	5,228,767
1,476,000	Symantec Corp.(a)(b)	23,010,841

		55,959,128

Thrifts & Mortgage Finance 0.8%
350,840	People’s United Financial, Inc.	5,543,272

Wireless Telecommunication Services 3.6%
930,500	NII Holdings, Inc.(a)	19,038,030
1,160,800	Virgin Mobile USA, Inc.(a)	5,583,448

		24,621,478

	TOTAL COMMON STOCKS (cost $695,855,370)	654,238,583

Shares
PREFERRED STOCKS 1.5%

Consumer Finance 0.4%
6,530	SLM Corp., 7.25% (Series C)	2,481,400

Pharmaceuticals 1.1%
	7,560	Mylan, Inc., 6.50%	7,617,607

		TOTAL PREFERRED STOCKS (cost $7,567,394)	10,099,007

Principal Amount (000) #
CORPORATE BOND 0.7%

Oil, Gas & Consumable Fuels 0.7%
CAD	8,736	Trident Resources Corp., Note, Private (Canada) PIK, 7.8131%, 8/12/12 (cost $8,267,638; purchased 8/20/07)(f)(g)	4,705,338

Units
WARRANT

Oil, Gas & Consumable Fuels
	720,366	Trident Resources Corp., Private, (Canada) expiring 1/1/15 (cost $0; purchased 8/20/07)(a)(f)(g)	66	(h)

		TOTAL LONG-TERM INVESTMENTS (cost $711,690,402)	669,042,994

Shares
SHORT-TERM INVESTMENT 15.1%

AFFILIATED MONEY MARKET MUTUAL FUND
	103,186,575	Dryden Core Investment Fund-Taxable Money Market Series (cost $103,186,575; includes $98,200,986 of cash collateral received for securities on loan)(c)(d)	103,186,575

		TOTAL INVESTMENTS(e) 113.3% (cost $814,876,977)(i)	772,229,569
		Liabilities in excess of other assets (13.3%)	(90,664,787)

		NET ASSETS 100.0%	$681,564,782

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt

CAD – Canadian Dollar

PIK – Payment in Kind

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $94,966,429; cash collateral of $98,200,986 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	As of May 31, 2009, 3 securities valued at $4,705,404 and representing 0.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees.
(f)	Indicates a security that has been deemed illiquid.
(g)	Indicates a security restricted to resale. The aggregate cost of such securities is $18,210,259. The aggregate value of $4,705,404 is approximately 0.7% of net assets.
(h)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of May 31, 2009.
(i)	The United States Federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$823,807,220	$68,975,314	$(120,552,965)	$(51,577,651)

The difference between book and tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices - Long	$767,524,165	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	4,705,404	—

Total	$772,229,569	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Instruments in Securities
Balance as of 8/31/08	$15,782,371
Realized gain (loss)	(10,816,569)
Change in unrealized appreciation (depreciation)	1,815,748
Net purchases (sales)	(2,076,146)
Transfers in and/or out of Level 3	—

Balance as of 5/31/09	$4,705,404

Dryden US Equity Active Extension Fund

Schedule of Investments

as of May 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 125.3%
COMMON STOCKS

Aerospace & Defense 3.2%
800	American Science & Engineering, Inc.	$50,024
1,000	Boeing Co.	44,850
2,800	General Dynamics Corp.	159,320
1,100	Honeywell International, Inc.	36,476
100	L-3 Communications Holdings, Inc.	7,351
2,500	Lockheed Martin Corp.	209,075
3,100	Northrop Grumman Corp.	147,622
3,900	Raytheon Co.	174,135
1,100	United Technologies Corp.	57,871

		886,724

Air Freight & Logistics 0.1%
200	Dynamex, Inc.(a)	3,104
2,500	UTi Worldwide, Inc.(a)	32,775

		35,879

Airlines 0.5%
2,500	Allegiant Travel Co.(a)	100,850
3,300	Continental Airlines, Inc.(a)	30,756

		131,606

Auto Components 0.3%
4,600	Johnson Controls, Inc.	91,678

Beverages 2.1%
6,100	Coca-Cola Co.(The)	299,876
6,800	Coca-Cola Enterprises, Inc.	113,288
200	Dr Pepper Snapple Group, Inc.(a)	4,346
3,200	PepsiCo, Inc.	166,560

		584,070

Biotechnology 2.2%
5,300	Amgen, Inc.(a)	264,682
3,100	Biogen Idec, Inc.(a)	160,549
700	Celgene Corp.(a)	29,568
600	Cephalon, Inc.(a)	34,986
8,300	Enzon Pharmaceuticals, Inc.(a)	66,566
400	Gilead Sciences, Inc.(a)	17,240
1,600	Isis Pharmaceuticals, Inc.(a)	22,080

		595,671

Capital Markets 2.6%
1,400	Affiliated Managers Group, Inc.(a)	78,554
3,200	Ameriprise Financial, Inc.	96,640
1,400	Bank of New York Mellon Corp.(The)	38,892
4,400	Charles Schwab Corp.(The)	77,440
1,800	Goldman Sachs Group, Inc.(The)	260,226
4,500	Morgan Stanley	136,440
1,900	optionsXpress Holdings, Inc.	32,471

		720,663

Chemicals 2.5%
5,500	Ashland, Inc.	147,400
500	Eastman Chemical Co.	20,720
1,100	Lubrizol Corp.	49,137
2,000	Monsanto Co.	164,300
1,400	Mosaic Co.(The)	76,580
8,500	Nalco Holdings Co.	147,560
200	NewMarket Corp.	14,514
1,700	Rockwood Holdings, Inc.(a)	25,364
1,600	Terra Industries, Inc.	44,464

		690,039

Commercial Banks 2.5%
1,300	Bank of Hawaii Corp.	48,659
4,300	BB&T Corp.	96,406
2,800	PNC Financial Services Group, Inc.	127,540
6,800	US Bancorp	130,560
11,078	Wells Fargo & Co.	282,489

		685,654

Commercial Services & Supplies 0.4%
2,400	Stericycle, Inc.(a)	119,952

Communications Equipment 3.2%
6,900	BigBand Networks, Inc.(a)	36,018
20,100	Cisco Systems, Inc.(a)	371,850
1,900	Corning, Inc.	27,930
4,900	F5 Networks, Inc.(a)	155,624
2,800	Harris Corp.	87,024
696	Harris Stratex Networks, Inc. (Class A)(a)	3,318
2,000	Juniper Networks, Inc.(a)	49,460
3,300	QUALCOMM, Inc.	143,847

		875,071

Computers & Peripherals 5.7%
3,100	Apple, Inc.(a)	421,011
11,600	Dell, Inc.(a)	134,328
3,800	EMC Corp.(a)	44,650
8,200	Hewlett-Packard Co.	281,670
4,200	International Business Machines Corp.	446,376
2,800	Lexmark International, Inc.(a)	45,752
4,500	NetApp, Inc.(a)	87,750
3,100	Synaptics, Inc.(a)	108,872

		1,570,409

Construction & Engineering 0.9%
3,200	Fluor Corp.	150,336
2,500	Jacobs Engineering Group, Inc.(a)	107,250

		257,586

Consumer Finance 0.2%
400	American Express Co.	9,940
3,800	Discover Financial Services	36,328

		46,268

Containers & Packaging 0.1%
600	Bway Holding Co.(a)	8,718
900	Owens-Illinois, Inc.(a)	25,767

		34,485

Distributors 0.1%
1,300	Core-Mark Holding Co., Inc.(a)	33,943

Diversified Consumer Services 1.7%
1,900	Apollo Group, Inc. (Class A)(a)	112,290
4,400	Career Education Corp. (a)	88,352
1,500	Grand Canyon Education, Inc.(a)	20,340
1,100	H&R Block, Inc.	16,060
1,400	ITT Educational Services, Inc.(a)	128,506
3,900	Lincoln Educational Services Corp.(a)	71,916
1,500	Weight Watchers International, Inc.	35,145

		472,609

Diversified Financial Services 2.4%
19,700	Bank of America Corp.	222,019
400	IntercontinentalExchange Inc. (a)	43,116
9,500	JPMorgan Chase & Co.	350,550
2,400	MSCI, Inc.(a)	51,048

		666,733

Diversified Telecommunication Services 3.7%
17,000	AT&T, Inc.	421,430
4,400	CenturyTel, Inc.	135,740
10,600	Verizon Communications, Inc.	310,156
15,700	Windstream Corp.	132,037

		999,363

Electric Utilities 2.7%
3,300	American Electric Power Co., Inc.	86,922
800	Duke Energy Corp.	11,320
3,300	Edison International	96,492
2,100	EL Paso Electric Co.(a)	27,804
1,400	Entergy Corp.	104,468
2,100	FirstEnergy Corp.	79,359
3,100	Hawaiian Electric Industries, Inc.	53,475

1,900	NV Energy, Inc.	19,000
8,800	Pepco Holdings, Inc.	114,224
4,200	PPL Corp.	136,374

		729,438

Electrical Equipment 1.4%
3,700	Emerson Electric Co.	118,733
4,100	Hubbell, Inc. (Class B)	136,161
4,500	Thomas & Betts Corp.(a)	138,060

		392,954

Electronic Equipment & Instruments 1.0%
2,800	Amphenol Corp. (Class A)	93,492
1,500	Avnet, Inc.(a)	34,515
600	CPI International, Inc.(a)	6,558
600	Dolby Laboratories, Inc.(a)	21,636
6,100	Ingram Micro, Inc. (Class A)(a)	100,772
1,400	Tyco Electronics Ltd.	24,318

		281,291

Energy Equipment & Services 3.3%
1,800	Diamond Offshore Drilling, Inc.	151,704
5,000	Dresser-Rand Group, Inc.(a)	140,000
1,700	ENSCO International, Inc.	66,113
300	Helmerich & Payne, Inc.	10,491
800	IHS, Inc. (Class A)(a)	38,400
4,200	Noble Corp.	144,354
2,800	Schlumberger Ltd.	160,244
1,800	SEACOR Holdings, Inc.(a)	137,538
1,100	Tidewater, Inc.	52,437

		901,281

Food & Staples Retailing 2.3%
200	CVS Caremark Corp.	5,960
5,700	Kroger Co.(The)	129,960
900	Pantry, Inc.(The)(a)	17,928
7,300	Safeway, Inc.	147,898
1,600	Spartan Stores, Inc.	19,856
6,300	Wal-Mart Stores, Inc.	313,362

		634,964

Food Products 2.7%
6,600	Archer-Daniels-Midland Co.	181,632
1,500	Bunge Ltd.	94,905
1,900	Chiquita Brands International, Inc.(a)	19,855
4,900	ConAgra Food, Inc.	91,091
9,000	Del Monte Foods Co.	73,620
1,800	General Mills, Inc.	92,124
1,900	Kraft Foods, Inc.	49,609
10,500	Sara Lee Corp.	94,395
3,100	Smithfield Foods, Inc.(a)	38,533

		735,764

Gas Utilities 0.6%
1,300	Atmos Energy Corp.	31,200
4,800	Oneok, Inc.	140,640

		171,840

Healthcare Equipment & Supplies 3.4%
7,000	American Medical Systems Holdings, Inc.(a)	106,190
1,600	Baxter International, Inc.	81,904
1,500	Becton Dickinson & Co.	101,520
3,100	Boston Scientific Corp.(a)	29,140
1,100	Covidien Ltd.	39,292
2,800	Gen-Probe, Inc.(a)	119,364
700	Idexx Laboratories, Inc.(a)	29,295
400	Immucor, Inc.(a)	6,020
2,400	Invacare Corp.	40,752
700	Masimo Corp.(a)	16,758
6,300	Medtronic, Inc.	216,405
2,800	Resmed, Inc.(a)	103,796
1,500	STERIS Corp.	35,445
700	Synovis Life Technologies, Inc.(a)	13,594

		939,475

Healthcare Providers & Services 3.7%
500	Aetna, Inc.	13,390
1,900	Community Health Systems, Inc.(a)	50,141
7,300	Coventry Health Care, Inc.(a)	131,765
2,700	Express Scripts, Inc.(a)	172,935
2,500	Health Net, Inc.(a)	37,450
2,500	Humana, Inc.(a)	78,325
1,900	Kindred Healthcare, Inc.(a)	24,947
600	Laboratory Corp. of America Holdings(a)	36,576
5,400	Lincare Holdings, Inc.(a)	117,612
3,500	Medcath Corp.(a)	37,310
2,900	Medco Health Solutions, Inc.(a)	133,081
2,400	Quest Diagnostics, Inc.	125,328
1,900	UnitedHealth Group, Inc.	50,540

		1,009,400

Healthcare Technology 0.5%
3,700	Computer Programs & Systems, Inc.	126,540

Hotels, Restaurants & Leisure 2.6%
7,000	Brinker International, Inc.	125,300
100	Carnival Corp.	2,544
3,000	International Speedway Corp.	74,370
3,000	Landry’s Restaurants, Inc.	30,210
2,700	McDonald’s Corp.	159,273
2,200	Panera Bread Co. (Class A)(a)	117,128
5,600	Royal Caribbean Cruises Ltd.	84,336
5,400	Texas Roadhouse, Inc.(a)	62,802
1,600	Yum! Brands, Inc.	55,408

		711,371

Household Durables 1.6%
2,400	Blyth, Inc.	79,704
400	Fortune Brands, Inc.	14,004
6,600	Jarden Corp.(a)	117,348
9,200	Leggett & Platt, Inc.	135,056
2,200	Stanley Works(The)	78,540

		424,652

Household Products 3.5%
600	Clorox Co.	31,464
3,300	Colgate-Palmolive Co.	217,635
3,600	Kimberly-Clark Corp.	186,804
10,200	Procter & Gamble Co.(The)	529,788

		965,691

Independent Power Producers & Energy Traders 1.0%
7,200	Mirant Corp.(a)	112,392
6,500	NRG Energy, Inc.(a)	146,250
3,200	RRI Energy, Inc.(a)	17,536

		276,178

Industrial Conglomerates 1.7%
1,100	3M Co.	62,810
29,800	General Electric Co.	401,704

		464,514

Insurance 4.6%
3,400	Aflac, Inc.	120,700
1,600	Allied World Assurance Co. Holdings Ltd.	60,400
4,300	Allstate Corp.	110,639
3,400	American Financial Group, Inc.	72,828
300	Arch Capital Group Ltd.(a)	17,073
2,600	Assurant, Inc.	61,438
1,200	Axis Capital Holdings Ltd.	28,656
1,100	Chubb Corp.	43,615
4,600	CNA Financial Corp.	66,746
1,900	Endurance Specialty Holdings Ltd.	52,193
600	Fidelity National Financial, Inc.	8,364
1,400	Loews Corp.	37,870
2,700	MetLife, Inc.	85,050
500	Principal Financial Group, Inc.	11,100
5,500	Protective Life Corp.	67,980
1,400	SeaBright Insurance Holdings, Inc.(a)	11,326
2,500	Stancorp Financial Group, Inc.	77,550
300	Torchmark Corp.	12,048
1,600	Transatlantic Holdings, Inc.	61,936
3,300	Travelers Cos., Inc.(The)	134,178
300	Unitrin, Inc.	4,356
5,000	Unum Group Corp.	85,550
100	White Mountains Insurance Group Ltd.	22,000

		1,253,596

Internet & Catalog Retail 0.2%
2,500	PetMed Express, Inc.(a)	36,550
200	priceline.com, Inc.(a)	22,022

		58,572

Internet Software & Services 1.3%
4,700	eBay, Inc.(a)	82,814
600	Google, Inc. (Class A)(a)	250,338
100	j2 Global Communications, Inc.(a)	2,230
3,100	Keynote Systems, Inc.(a)	22,506

		357,888

IT Services 3.2%
5,400	Accenture Ltd. (Class A)	161,622
7,800	Acxiom Corp.	83,382
5,000	Convergys Corp.(a)	46,250
1,800	DST Systems, Inc.(a)	68,940
4,400	Hewitt Associates, Inc. (class A)(a)	127,600
900	Mastercard, Inc. (Class A)	158,697
1,000	RightNow Technologies, Inc.(a)	8,790
3,400	Visa, Inc. (Class A)	230,214

		885,495

Leisure Equipment & Products 0.6%
3,200	Hasbro, Inc.	81,312
1,700	Jakks Pacific, Inc.(a)	21,675
9,600	Smith & Wesson Holding Corp.(a)	50,688

		153,675

Life Sciences, Tools & Services 0.3%
1,000	Illumina, Inc.(a)	36,710
400	Mettler Toledo International, Inc.(a)	28,476
1,000	Pharmaceutical Product Development, Inc.	20,030
100	Techne Corp.	6,027

		91,243

Machinery 1.2%
600	AGCO Corp.(a)	17,316
800	Bucyrus International, Inc. (Class A)	22,944
1,500	Columbus McKinnon Corp.(a)	20,835
2,300	Cummins, Inc.	74,589
1,000	ITT Corp.	41,180
820	John Bean Technologies Corp.	12,333
10,900	Oshkosh Corp.	129,383
400	Parker Hannifin Corp.	16,904

		335,484

Media 2.7%
8,100	Comcast Corp. (Class A)	111,537

6,600	DIRECTV Group, Inc.(The)(a)	148,500
8,700	DISH Network Corp.(a)	142,680
2,400	John Wiley & Sons, Inc. (Class A)	75,864
2,200	Meredith Corp.	59,312
5,100	News Corp. (Class A)	49,878
702	Time Warner Cable, Inc.	21,615
2,800	Time Warner, Inc.	65,576
3,000	Walt Disney Co.(The)	72,660

		747,622

Metals & Mining 1.7%
4,400	AK Steel Holding Corp.	62,920
4,100	Newmont Mining Corp.	200,367
4,000	RTI International Metal, Inc.(a)	57,240
3,000	Steel Dynamics, Inc.	44,820
9,100	Titanium Metals Corp.	84,266

		449,613

Multiline Retail 1.4%
400	Big Lots, Inc.(a)	9,204
1,000	Dollar Tree, Inc.(a)	44,770
2,500	Kohl’s Corp.(a)	106,175
5,500	Target Corp.	216,150

		376,299

Multi-Utilities 1.3%
2,400	Ameren Corp.	55,824
1,800	Centerpoint Energy, Inc.	18,216
1,700	CMS Energy Corp.	19,278
200	Dominion Resources, Inc.	6,358
1,400	DTE Energy Co.	42,350
1,900	Integrys Energy Group, Inc.	51,471
5,400	NiSource, Inc.	57,726
2,500	Public Service Enterprise Group, Inc.	79,675
2,000	TECO Energy, Inc.	22,440

		353,338

Oil, Gas & Consumable Fuels 11.7%
300	Anadarko Petroleum Corp.	14,334
8,200	Chesapeake Energy Corp.	185,812
6,600	Chevron Corp.	440,022
7,300	ConocoPhillips	334,632
1,700	Devon Energy Corp.	107,508
14,800	Exxon Mobil Corp.	1,026,379
3,700	Forest Oil Corp.(a)	70,337
2,200	Marathon Oil Corp.	70,136
2,300	Murphy Oil Corp.	135,723
500	Occidental Petroleum Corp.	33,555
2,700	Overseas Shipholding Group, Inc.	91,314
5,200	Peabody Energy Corp.	176,696
4,400	Southwestern Energy Co.(a)	191,268
2,700	Spectra Energy Corp.	43,335
1,900	Tesoro Corp.	32,186

5,000	Valero Energy Corp.	111,850
1,200	Western Refining, Inc.	17,100
7,700	Williams Cos., Inc.	129,206

		3,211,393

Paper & Forest Products 0.3%
5,100	MeadWestvaco Corp.	81,447

Personal Products 0.3%
2,300	Estee Lauder Cos., Inc.(The)	76,084

Pharmaceuticals 7.6%
4,500	Abbott Laboratories	202,770
1,300	Allergan, Inc.	57,369
6,600	Bristol-Myers Squibb Co.	131,472
5,800	Eli Lilly & Co.	200,506
4,700	Endo Pharmaceuticals Holdings(a)	74,871
5,000	Forest Laboratories, Inc.(a)	118,450
6,300	Johnson & Johnson	347,508
8,400	Merck & Co., Inc.	231,672
900	Noven Pharmaceuticals, Inc.(a)	9,990
25,600	Pfizer, Inc.	388,864
4,800	Schering-Plough Corp.	117,120
9,500	Warner Chilcott Ltd. (Class A)(a)	125,020
900	Watson Pharmaceuticals, Inc.(a)	27,225
1,400	Wyeth	62,804

		2,095,641

Real Estate Investment Trust 1.5%
5,900	Annaly Capital Management, Inc.	82,246
3,500	Apartment Investment & Management Co., (Class A)	33,075
1,600	Colonial Properties Trust	12,448
900	Digital Realty Trust, Inc.	32,193
7,100	Duke Realty Corp.	67,521
7,200	Host Hotels & Resorts, Inc.	67,536
700	Ramco-Gershenson Properties Trust	6,307
900	Rayonier, Inc.	36,000
3,400	SL Green Realty Corp.	77,860

		415,186

Real Estate Management & Development
600	C.B. Richard Ellis Group, Inc. (Class A)(a)	4,380

Road & Rail 1.8%
500	Burlington Northern Santa Fe Corp.	36,220
3,800	Landstar System, Inc.	144,400
4,600	Norfolk Southern Corp.	171,120
1,600	Ryder System, Inc.	45,088
2,200	Union Pacific Corp.	108,394

		505,222

Semiconductors & Semiconductor Equipment 4.3%
1,600	Altera Corp.	27,232

5,400	Analog Devices, Inc.	131,814
4,800	Broadcom Corp. (Class A)(a)	122,304
100	Cree, Inc.(a)	3,043
1,300	Cypress Semiconductor Corp.(a)	11,180
20,000	Intel Corp.	314,400
1,800	LSI Corp.(a)	8,046
6,100	Marvell Technology Group Ltd.(a)	69,723
1,700	Micrel, Inc.	12,495
700	National Semiconductor Corp.	9,716
1,200	NVE Corp.(a)	48,012
4,100	Silicon Laboratories, Inc.(a)	137,842
6,900	Texas Instruments, Inc.	133,860
6,700	Xilinx, Inc.	138,958

		1,168,625

Software 5.7%
3,600	BMC Software, Inc.(a)	122,760
400	CA, Inc.	6,980
5,900	Compuware Corp.(a)	45,017
4,000	Electronic Arts, Inc.(a)	91,960
2,800	Interactive Intelligence, Inc.(a)	36,456
700	McAfee, Inc.(a)	27,461
29,400	Microsoft Corp.	614,166
1,100	Novell, Inc.(a)	4,576
5,200	Oracle Corp.	101,868
7,300	Red Hat, Inc.(a)	145,635
2,200	Salesforce.com, Inc.(a)	83,490
9,900	Symantec Corp.(a)	154,341
2,900	Synopsys, Inc.(a)	56,492
9,800	Wind River Systems, Inc.(a)	77,322

		1,568,524

Specialty Retail 3.4%
2,800	Aeropostale, Inc.(a)	96,936
400	AutoZone, Inc.(a)	60,860
1,800	Buckle, Inc.(The)	64,404
1,600	Charlotte Russe Holding, Inc.(a)	16,240
4,100	Gamestop Corp. (Class A)(a)	102,295
5,200	Gap, Inc. (The)	92,820
200	Home Depot, Inc.	4,632
4,900	Limited Brands, Inc.	61,299
1,000	Monro Muffler, Inc.	26,720
3,700	Petsmart, Inc.	75,332
3,100	Rent-A-Center, Inc.(a)	60,543
3,600	Ross Stores, Inc.	140,976
2,600	TJX Cos., Inc.	76,726
1,300	Tractor Supply Co.(a)	49,894

		929,677

Textiles, Apparel & Luxury Goods 0.7%
6,300	Coach, Inc.(a)	165,501
300	Polo Ralph Lauren Corp.	16,146

		181,647

Thrifts & Mortgage Finance 0.1%
	4,900	Astoria Financial Corp.	37,779

Tobacco 1.6%
	10,500	Altria Group, Inc.	179,445
	3,000	Philip Morris International, Inc.	127,920
	3,400	Reynolds American, Inc.	135,898

			443,263

Trading Companies & Distributors 0.8%
	5,500	Beacon Roofing Supply, Inc.(a)	79,750
	5,200	WESCO International, Inc.(a)	138,996

			218,746

Water Utilites 0.2%
	2,900	American Water Works Co., Inc.	50,112

Wireless Telecommunication Services 0.4%
	1,500	iPCS, Inc.(a)	27,180
	7,800	Sprint Nextel Corp.(a)	40,170
	3,900	USA Mobility, Inc.(a)	43,602

			110,952

		Total long-term investments (cost $38,095,947)	34,425,259

SHORT-TERM INVESTMENTS 1.6%
Affiliated Money Market Mutual Fund 1.2%
	$344,532	Dryden Core Investment Fund - Taxable Money Market Series(b) (cost $344,532)	344,532

Principal Amount
U.S. Treasury Security 0.4%
	$100,000	United States Treasury Bill 0.10% 06/11/2009(c)(d) (cost $99,997)	99,997

		Total short-term investments (cost $444,529)	444,529

		Total Investments, Before Securities Sold Short 126.9% (cost $38,540,476)	34,869,788

Shares
SECURITIES SOLD SHORT (26.9)%
COMMON STOCKS
Aerospace & Defense (0.6)%
	10,200	BE Aerospace, Inc.(a)	(151,776)

Airlines
1,200	Delta Airlines, Inc.(a)	(6,972)

Auto Components (0.3)%
600	BorgWarner, Inc.	(19,350)
5,000	Goodyear Tire & Rubber Co.(The)(a)	(57,250)

		(76,600)

Beverages (0.4)%
4,700	Central European Distribution Corp.(a)	(118,299)

Biotechnology (1.2)%
9,100	Amylin Pharmaceuticals, Inc.(a)	(103,012)
9,000	Biomarin Pharmaceutical, Inc.(a)	(125,820)
3,500	Vertex Pharmaceuticals, Inc.(a)	(104,335)

		(333,167)

Building Products (0.4)%
7,900	USG Corp.(a)	(94,800)

Capital Markets (0.2)%
1,600	Lazard Ltd. (Class A)	(45,248)

Chemicals (0.6)%
500	International Flavors & Fragrances, Inc.	(15,950)
1,600	Interpid Potash, Inc.(a)	(52,160)
3,700	Sensient Technologies Corp.	(84,804)

		(152,914)

Commercial Banks (0.2)%
1,475	Commerce Bancshares, Inc.	(46,418)

Commercial Services & Supplies (0.2)%
1,700	Avery Dennison Corp.	(46,852)

Communications Equipment (1.3)%
2,100	Brocade Communications Systems, Inc.(a)	(15,414)
10,200	Ciena Corp.(a)	(112,200)
6,400	Echostar Corp.(a)	(102,592)
7,200	Polycom, Inc.(a)	(124,632)

		(354,838)

Computers & Peripherals (0.6)%
8,600	NCR Corp.(a)	(92,364)
1,000	QLogic Corp.(a)	(13,650)
3,700	SanDisk Corp.(a)	(57,942)

		(163,956)

Construction & Engineering (0.8)%
4,000	Aecom Technology Corp.(a)	(127,640)
4,100	Quanta Services, Inc.(a)	(93,521)

		(221,161)

Containers & Packaging (0.4)%
1,900	Aptargroup, Inc.	(58,919)
2,000	Bemis Co., Inc.	(50,180)

		(109,099)

Distributors (0.4)%
7,400	LKQ Corp.(a)	(113,146)

Diversified Consumer Services (0.6)%
700	DeVry, Inc.	(30,499)
1,500	Matthews International Corp.	(42,825)
7,600	Sotheby’s	(80,560)

		(153,884)

Diversified Financial Services (0.1)%
1,900	NASDAQ OMX Group, Inc.(The)(a)	(40,109)

Electric Utilities (0.4)%
3,900	Allegheny Energy, Inc.	(97,500)

Electronic Equipment & Instruments (0.4)%
7,300	Molex, Inc.	(111,544)

Energy Equipment & Services (1.7)%
1,300	Atwood Oceanics, Inc.(a)	(34,398)
600	Baker Hughes, Inc.	(23,436)
1,300	Cameron International Corp.(a)	(40,599)
1,600	Exterran Holdings, Inc.(a)	(31,856)
900	FMC Technologies, Inc.(a)	(37,458)
3,500	Halliburton Co.	(80,255)
1,500	Nabors Industries Ltd.(a)	(26,820)
1,500	Pride International, Inc.(a)	(36,330)
4,000	Smith International, Inc.	(116,760)
1,300	Superior Energy Services, Inc.(a)	(29,978)
100	Transocean Ltd.(a)	(7,948)

		(465,838)

Gas Utilities (0.5)%
3,300	EQT Corp.	(122,925)
800	Nicor, Inc.	(25,160)

		(148,085)

Healthcare Equipment & Supplies (0.6)%
1,500	DENTSPLY International, Inc.	(43,890)
800	Intuitive Surgical, Inc.(a)	(119,744)

		(163,634)

Healthcare Providers & Services (0.4)%
2,200	Henry Schein, Inc.(a)	(100,188)

Hotels, Restaurants & Leisure (0.7)%
2,700	International Game Technology	(46,872)
6,060	Interval Leisure Group, Inc.(a)	(57,994)
5,600	Scientific Games Corp. (Class A)(a)	(99,848)

		(204,714)

Household Durables (1.3)%
9,500	Lennar Corp. (Class A)	(90,345)
2,200	MDC Holdings, Inc.	(67,562)
100	NVR, Inc.(a)	(49,490)
4,300	Pulte Homes, Inc.	(37,840)
5,700	Toll Brothers, Inc.(a)	(105,906)

		(351,143)

Insurance (0.6)%
2,600	Arthur J. Gallagher & Co.	(54,470)
2,800	Brown & Brown, Inc.	(53,984)
1,500	Hartford Financial Services Group, Inc.	(21,510)
1,100	Mercury General Corp.	(36,454)

		(166,418)

Internet Software & Services (0.3)%
5,600	IAC/InteractiveCorp.(a)	(90,496)

IT Services (0.7)%
3,300	Cognizant Technology Solutions Corp. (Class A)(a)	(83,127)
6,700	SRA International, Inc. (Class A)(a)	(118,858)

		(201,985)

Life Sciences, Tools & Services (0.5)%
900	Covance, Inc.(a)	(37,818)
2,602	Life Technologies Corp.(a)	(100,906)

		(138,724)

Machinery (0.4)%
1,800	Caterpillar, Inc.	(63,828)
2,600	Ingersoll-Rand Co. (Class A)	(52,598)

		(116,426)

Marine (0.2)%
2,100	Alexander & Baldwin, Inc.	(51,975)

Media (0.2)%
800	CBS Corp. (Class B)	(5,904)
9,500	New York Times Co. (Class A)	(62,700)

		(68,604)

Metals & Mining (0.3)%
100	Nucor Corp.	(4,391)
1,700	Reliance Steel & Aluminum Co.	(64,583)

		(68,974)

Multi-Utilities (0.2)%
1,600	MDU Resources Group, Inc.	(29,536)
500	NSTAR	(15,035)
300	Wisconsin Energy Corp.	(11,838)

		(56,409)

Oil, Gas & Consumable Fuels (2.1)%
900	Cabot Oil & Gas Corp.	(31,617)
3,700	Denbury Resources, Inc.(a)	(63,603)
6,700	Massey Energy Co.	(153,363)
300	Noble Energy, Inc.	(17,844)
4,500	PetroHawk Energy Corp.(a)	(113,400)
13,500	Quicksilver Resources, Inc.(a)	(151,875)
3,100	SandRidge Energy, Inc.(a)	(33,759)
500	Whiting Petroleum Corp.(a)	(23,430)

		(588,891)

Paper & Forest Products
400	Weyerhaeuser Co.	(13,432)

Pharmaceuticals (0.6)%
13,900	King Pharmaceuticals, Inc.(a)	(131,494)
2,700	Par Pharmaceutical Cos., Inc.(a)	(36,045)
200	Perrigo Co.	(5,372)

		(172,911)

Professional Services (0.3)%
1,700	FTI Consulting, Inc.(a)	(85,374)

Real Estate Investment Trust (0.8)%
206	AvalonBay Communities, Inc.	(12,665)
700	Essex Property Trust, Inc.	(47,663)
700	Federal Realty Investment Trust	(36,855)
700	Health Care Reit, Inc.	(23,975)
1,200	Nationwide Health Properties, Inc.	(31,884)
1,800	Ventas, Inc.	(54,648)

		(207,690)

Road & Rail (0.3)%
4,700	Kansas City Southern Industries, Inc.(a)	(77,503)

Semiconductors & Semiconductor Equipment (2.5)%
4,600	Applied Materials, Inc.	(51,796)
4,300	KLA-Tencor Corp.	(116,100)
4,100	Lam Research Corp.(a)	(107,379)
4,000	MEMC Electronic Materials, Inc.(a)	(77,160)
6,700	Novellus Systems, Inc.(a)	(120,131)
9,100	NVIDIA Corp.(a)	(94,913)
5,200	Varian Semiconductor Equipment Associates, Inc.(a)	(122,304)

		(689,783)

Software (0.8)%
7,500	Activision Blizzard, Inc.(a)	(90,600)
4,300	Ansys, Inc.(a)	(128,398)

		(218,998)

Specialty Retail (1.2)%
3,300	Dick’s Sporting Goods, Inc.(a)	(58,740)
3,600	Signet Jewelers Ltd.	(64,764)
3,800	Staples, Inc.	(77,710)
4,200	Tiffany & Co.	(119,154)

		(320,368)

Thrifts & Mortgage Finance (0.1)%
2,000	People’s United Financial, Inc.	(31,600)

Water Utilites (0.1)%
1,800	Aqua America, Inc.	(29,682)

Wireless Telecommunication Services (0.4)%
4,400	SBA Communications Corp. (Class A)(a)	(112,508)

	Total securities sold short (cost $7,974,969)	(7,380,636)

	Total Investments, Net of Securities Sold Short 100.0% (cost $30,565,507)(e)	27,489,152

	Liabilities in excess of other assets(f)	(17,658)

	Net Assets 100.0%	$27,471,494

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund—Taxable Money Market Series.
(c)	Percentage quoted represent yield-to-maturity as of purchase date.
(d)	Security segregated as collateral for futures contracts.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of May 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$30,996,052	$3,650,253	$(7,157,153)	$(3,506,900)

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

(f)	Liabilities in excess of other assets include net unrealized appreciation on financial futures contracts as follows:

Open futures contracts outstanding at May 31, 2009:

Number of Contracts	Type	Expiration Date	Value at May 31, 2009	Value at Trade Date	Unrealized Appreciation
	Long Position:
10	Russell 1000 Mini	Jun. 09	$501,450	$428,205	$73,245

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices - Long	$34,769,791	$73,245
Level 1 - Quoted Prices - Short	(7,380,636)
Level 2 - Other Significant Observable Inputs	99,997	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$27,489,152	$73,245

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of August 31, 2008 and May 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by a independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Short Sales: The Dryden US Active Extension Fund engages in short sales (selling securities it does not own) as part of its normal investment activities. Securities sold short are marked-to-market on a daily basis using the last sale price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Funds may hold up to 15% of their net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds invest in the Taxable Money Market Series (the “Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JennisonDryden Portfolios

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date July 22, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date July 22, 2009

*	Print the name and title of each signing officer under his or her signature.